American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Diversified International ETF (QINT)
May 31, 2024

Quality Diversified International ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.6%
Australia — 3.8%
Aristocrat Leisure Ltd.	45,423	1,365,479
BHP Group Ltd.	9,537	283,843
BlueScope Steel Ltd.	19,033	268,592
CAR Group Ltd.	11,823	276,073
Cochlear Ltd.	5,349	1,152,667
Computershare Ltd.	16,790	296,763
Fortescue Ltd.	93,012	1,537,038
Northern Star Resources Ltd.	40,769	389,762
Orica Ltd.	28,619	350,219
Origin Energy Ltd.	100,355	682,957
Pilbara Minerals Ltd.(1)	105,531	268,658
Pro Medicus Ltd.	4,485	360,867
REA Group Ltd.(1)	9,267	1,158,911
Seven Group Holdings Ltd.(1)	23,529	616,727
Xero Ltd.(2)	4,263	387,056
		9,395,612
Austria — 1.5%
ANDRITZ AG	4,951	297,356
Erste Group Bank AG	25,928	1,274,107
OMV AG	20,735	1,047,915
Raiffeisen Bank International AG	29,818	551,482
Verbund AG	3,910	321,038
voestalpine AG	10,007	292,895
		3,784,793
Belgium — 1.0%
Ageas SA	6,442	321,377
Anheuser-Busch InBev SA	4,701	296,593
Groupe Bruxelles Lambert NV	3,641	279,217
KBC Group NV	17,733	1,295,052
Lotus Bakeries NV	29	307,717
		2,499,956
Canada — 8.4%
Alimentation Couche-Tard, Inc.	4,565	266,441
ARC Resources Ltd.(1)	20,338	384,840
Bank of Nova Scotia	11,459	542,452
BCE, Inc.	7,351	251,443
Brookfield Asset Management Ltd., Class A(1)	6,956	272,953
Canadian Natural Resources Ltd.	15,576	1,196,528
CGI, Inc.(2)	2,583	255,069
Constellation Software, Inc.	626	1,741,230
Dollarama, Inc.	11,665	1,104,065
Enbridge, Inc.(1)	40,294	1,473,165
Fairfax Financial Holdings Ltd.	1,022	1,150,493
Gildan Activewear, Inc.	7,844	300,190
Imperial Oil Ltd.(1)	16,861	1,191,323
Kinross Gold Corp.	55,779	453,483
Loblaw Cos. Ltd.	4,130	479,679
Manulife Financial Corp.	85,629	2,224,048
MEG Energy Corp.(2)	14,956	324,699

Nutrien Ltd.	23,881	1,399,665
Onex Corp.	3,886	275,480
Quebecor, Inc., Class B(1)	11,845	249,858
Stantec, Inc.	14,243	1,149,514
TFI International, Inc.	1,915	253,316
Thomson Reuters Corp.	15,320	2,636,725
Tourmaline Oil Corp.	8,497	421,499
Wheaton Precious Metals Corp.	6,881	379,212
WSP Global, Inc.	1,782	268,029
		20,645,399
China — 2.4%
Alibaba Health Information Technology Ltd.(1)(2)	596,000	251,216
ANTA Sports Products Ltd.	80,200	859,158
Bosideng International Holdings Ltd.	1,406,000	813,541
BYD Electronic International Co. Ltd.	8,000	34,752
China Resources Mixc Lifestyle Services Ltd.	98,600	344,718
JD Health International, Inc.(2)	65,900	221,638
KE Holdings, Inc., ADR	52,219	886,156
Li Auto, Inc., ADR(1)(2)	15,466	313,187
NetEase, Inc., ADR	280	24,928
New Oriental Education & Technology Group, Inc., ADR(2)	3,793	303,175
Nongfu Spring Co. Ltd., H Shares(1)	187,400	997,825
PDD Holdings, Inc., ADR(2)	5,695	852,997
		5,903,291
Denmark — 3.5%
AP Moller - Maersk AS, B Shares	615	1,118,181
Danske Bank AS	44,998	1,383,312
Genmab AS(2)	2,311	652,300
Novo Nordisk AS, Class B	38,779	5,254,092
Pandora AS	1,947	319,815
		8,727,700
Finland — 0.4%
Fortum OYJ	21,868	334,120
Nordea Bank Abp	22,470	276,229
Wartsila OYJ Abp	21,166	443,794
		1,054,143
France — 10.3%
Accor SA(2)	7,349	320,611
Air Liquide SA	1,341	264,008
ArcelorMittal SA	37,102	978,846
Arkema SA	2,804	287,343
Bureau Veritas SA	10,867	327,284
Cie de Saint-Gobain SA	8,325	735,025
Cie Generale des Etablissements Michelin SCA(1)	7,665	310,854
Credit Agricole SA(1)	40,856	664,763
Dassault Aviation SA	1,430	310,358
Edenred SE	20,252	944,989
Eiffage SA	2,506	277,264
Elis SA	26,068	662,760
Engie SA	147,228	2,494,278
Gaztransport Et Technigaz SA	2,048	298,772
Hermes International SCA	1,062	2,520,783
Ipsen SA	4,028	528,414
La Francaise des Jeux SAEM	29,447	1,060,107
L'Oreal SA	5,981	2,952,222

LVMH Moet Hennessy Louis Vuitton SE	1,221	976,486
Orange SA(1)	23,814	278,068
Publicis Groupe SA	7,876	884,670
Rexel SA	23,125	702,766
Safran SA	1,539	360,442
Sanofi SA	29,688	2,906,513
Schneider Electric SE	1,246	310,852
SCOR SE	8,962	259,024
Sodexo SA	7,829	729,178
Sopra Steria Group	1,067	253,594
SPIE SA	8,710	360,304
STMicroelectronics NV(1)	6,050	254,765
TotalEnergies SE	4,281	313,645
Vinci SA	2,129	265,682
Vivendi SE	50,785	559,245
		25,353,915
Germany — 4.7%
BASF SE	5,653	299,194
Bechtle AG(2)	5,304	258,889
Brenntag SE	3,215	231,595
Carl Zeiss Meditec AG, Bearer Shares	2,530	234,039
CTS Eventim AG & Co. KGaA	3,965	343,971
DHL Group	6,267	263,843
E.ON SE	21,386	286,404
Evonik Industries AG	36,885	812,522
Fresenius Medical Care AG	29,744	1,268,710
Fresenius SE & Co. KGaA(2)	61,019	1,946,890
Hannover Rueck SE	7,949	1,976,190
Heidelberg Materials AG	6,147	644,656
Henkel AG & Co. KGaA	4,045	324,126
HOCHTIEF AG	2,434	265,663
Mercedes-Benz Group AG	3,429	248,867
Nemetschek SE	2,969	272,836
Qiagen NV(2)	6,384	276,172
Rational AG	343	292,705
SAP SE	1,865	340,098
Scout24 SE	4,352	327,372
Siemens AG	1,643	316,673
Talanx AG	3,967	316,434
		11,547,849
Hong Kong — 0.2%
PRADA SpA	46,100	382,551
Ireland — 0.6%
AIB Group PLC	61,143	347,945
Bank of Ireland Group PLC	31,361	360,434
Kingspan Group PLC	3,138	302,309
Ryanair Holdings PLC, ADR	2,993	364,068
		1,374,756
Israel — 1.0%
Bank Leumi Le-Israel BM	35,088	291,931
ICL Group Ltd.	91,487	432,712
Israel Discount Bank Ltd., A Shares	54,577	280,699
Monday.com Ltd.(2)	1,416	319,889
Nice Ltd.(2)	1,152	212,722

Teva Pharmaceutical Industries Ltd.(2)	34,003	572,530
Wix.com Ltd.(2)	2,363	380,679
		2,491,162
Italy — 4.6%
A2A SpA	326,750	688,292
Banco BPM SpA	114,913	829,094
Brunello Cucinelli SpA	2,559	258,473
Buzzi SpA	17,292	731,083
Enel SpA	56,787	412,314
Ferrari NV	6,148	2,526,828
Hera SpA	81,997	302,667
Intesa Sanpaolo SpA	107,116	421,955
Mediobanca Banca di Credito Finanziario SpA	35,226	557,544
Moncler SpA	4,595	306,622
Pirelli & C SpA	48,083	319,714
Prysmian SpA	6,857	450,983
Recordati Industria Chimica e Farmaceutica SpA	5,482	289,356
Stellantis NV	75,797	1,679,360
Tenaris SA	15,958	263,664
UniCredit SpA	29,558	1,176,781
		11,214,730
Japan — 19.5%
Aisin Corp.	16,600	619,497
Ajinomoto Co., Inc.	7,400	264,569
Asahi Intecc Co. Ltd.	14,400	208,090
Asahi Kasei Corp.	39,500	257,422
Asics Corp.	6,900	383,305
Astellas Pharma, Inc.	24,700	242,494
Capcom Co. Ltd.	35,400	655,099
Chubu Electric Power Co., Inc.	22,000	303,947
Chugai Pharmaceutical Co. Ltd.	9,100	276,874
Daiichi Sankyo Co. Ltd.	44,500	1,570,809
Daiwa Securities Group, Inc.	45,300	356,056
Denso Corp.	150,500	2,445,706
Dentsu Group, Inc.	9,900	262,070
Disco Corp.	800	314,687
Ebara Corp.	6,900	504,616
Fast Retailing Co. Ltd.	900	231,145
Fuji Electric Co. Ltd.	8,800	524,979
Fujitsu Ltd.	18,200	263,554
GMO Payment Gateway, Inc.	4,100	177,039
Hikari Tsushin, Inc.	1,600	262,625
Hitachi Ltd.	3,700	381,054
Honda Motor Co. Ltd.	26,900	304,608
Hoshizaki Corp.	8,000	287,288
Hoya Corp.	5,900	718,225
Inpex Corp.	21,200	327,111
Isuzu Motors Ltd.	123,700	1,657,819
ITOCHU Corp.(1)	16,600	783,630
Japan Airlines Co. Ltd.	15,100	253,756
Japan Tobacco, Inc.	89,400	2,536,521
KDDI Corp.	43,300	1,193,121
Kirin Holdings Co. Ltd.	19,700	272,056
Komatsu Ltd.	10,400	305,667
Konami Group Corp.	4,100	287,352

Kyocera Corp.	20,400	231,252
Lasertec Corp.	1,000	257,116
Makita Corp.	10,900	321,403
Marubeni Corp.	105,500	2,066,274
Mazda Motor Corp.	54,200	571,418
McDonald's Holdings Co. Japan Ltd.	5,900	241,678
MEIJI Holdings Co. Ltd.	12,100	271,006
Mitsubishi Chemical Group Corp.	47,600	252,098
Mitsubishi Corp.	144,400	3,047,763
Mitsubishi Electric Corp.	19,500	338,858
Mitsubishi Heavy Industries Ltd.	56,200	491,624
Mitsubishi UFJ Financial Group, Inc.	31,000	329,272
Mitsui & Co. Ltd.	19,900	1,013,192
NEC Corp.	4,800	357,301
Nexon Co. Ltd.	25,800	443,140
NIPPON EXPRESS HOLDINGS, Inc.	5,000	246,417
Nippon Sanso Holdings Corp.	10,300	305,256
Nippon Yusen KK	12,900	408,996
Nissin Foods Holdings Co. Ltd.	19,400	489,668
Niterra Co. Ltd.	11,300	340,564
Obayashi Corp.	31,300	364,378
Ono Pharmaceutical Co. Ltd.	16,300	236,038
Oriental Land Co. Ltd.	60,900	1,702,560
ORIX Corp.	14,300	311,855
Otsuka Corp.	12,900	244,936
Otsuka Holdings Co. Ltd.	13,700	565,611
Pan Pacific International Holdings Corp.	12,000	310,405
Panasonic Holdings Corp.	29,200	257,919
Recruit Holdings Co. Ltd.	8,300	419,000
Ricoh Co. Ltd.	32,900	295,443
Rohto Pharmaceutical Co. Ltd.	13,900	245,058
SBI Holdings, Inc.	20,800	538,705
SCREEN Holdings Co. Ltd.	7,100	679,151
SCSK Corp.	17,200	326,031
Seiko Epson Corp.	24,600	397,484
Shin-Etsu Chemical Co. Ltd.	63,600	2,374,096
Sojitz Corp.	44,400	1,161,585
Sony Group Corp.	3,100	254,512
Subaru Corp.	29,600	661,699
Sumitomo Corp.	12,500	325,281
Sumitomo Forestry Co. Ltd.	19,600	678,632
Sumitomo Mitsui Financial Group, Inc.	4,900	320,701
Sumitomo Mitsui Trust Holdings, Inc.	13,400	311,544
Suntory Beverage & Food Ltd.	8,000	293,846
TDK Corp.	5,500	276,240
Terumo Corp.	14,400	245,289
Tokyo Gas Co. Ltd.	25,900	581,750
Toyo Suisan Kaisha Ltd.	5,800	418,150
Toyota Tsusho Corp.	10,200	622,903
Trend Micro, Inc.	5,300	239,869
Unicharm Corp.	8,200	264,626
Yokogawa Electric Corp.	13,800	355,445
Zensho Holdings Co. Ltd.	6,300	248,057
		47,985,886

Netherlands — 5.7%
Aalberts NV	6,652	318,284
Adyen NV(2)	540	700,263
Akzo Nobel NV	3,891	272,925
Arcadis NV	9,440	619,456
ASM International NV	462	325,114
ASML Holding NV	1,556	1,488,734
BE Semiconductor Industries NV(1)	1,567	233,119
Coca-Cola Europacific Partners PLC	4,983	367,297
ING Groep NV	161,074	2,877,644
Koninklijke Ahold Delhaize NV	78,151	2,423,698
Koninklijke Philips NV(2)	14,116	385,577
NN Group NV(1)	22,711	1,059,675
Randstad NV	20,478	1,082,299
Universal Music Group NV(1)	46,650	1,453,785
Wolters Kluwer NV	2,056	327,910
		13,935,780
Norway — 1.9%
DNB Bank ASA	13,620	266,701
Equinor ASA	48,952	1,420,965
Kongsberg Gruppen ASA	9,361	804,836
Mowi ASA	14,639	263,247
Salmar ASA	4,853	296,343
Telenor ASA	24,884	289,922
Yara International ASA	45,125	1,403,182
		4,745,196
Portugal — 0.5%
Galp Energia SGPS SA	18,003	378,587
Jeronimo Martins SGPS SA	40,596	910,761
		1,289,348
Singapore — 1.3%
Genting Singapore Ltd.	1,763,800	1,189,697
Grab Holdings Ltd., Class A(2)	92,367	338,987
Jardine Cycle & Carriage Ltd.	61,900	1,183,639
Singapore Airlines Ltd.(1)	59,800	300,287
United Overseas Bank Ltd.	13,000	296,427
		3,309,037
South Korea — 0.8%
Celltrion, Inc.	2,168	276,748
Hanmi Semiconductor Co. Ltd.	5,570	655,626
Hanwha Aerospace Co. Ltd.	2,516	375,246
Kia Corp.	8,610	734,917
		2,042,537
Spain — 4.1%
ACS Actividades de Construccion y Servicios SA	6,880	308,036
Aena SME SA	6,472	1,265,681
Banco Bilbao Vizcaya Argentaria SA	178,912	1,941,438
Banco de Sabadell SA	427,340	902,666
Banco Santander SA	123,503	651,324
Bankinter SA	48,605	429,339
Endesa SA	15,178	302,298
Ferrovial SE(1)	7,559	298,737
Industria de Diseno Textil SA	20,672	982,986
Redeia Corp. SA	17,183	309,666
Telefonica SA	557,101	2,603,501
		9,995,672

Sweden — 3.9%
AddTech AB, B Shares	13,715	324,965
Alfa Laval AB	7,533	350,086
Assa Abloy AB, Class B	45,789	1,345,603
Atlas Copco AB, A Shares	18,768	361,552
Castellum AB(2)	22,808	284,838
Epiroc AB, A Shares	15,641	328,306
Essity AB, B Shares	97,451	2,503,745
H & M Hennes & Mauritz AB, B Shares(1)	20,149	356,279
Lifco AB, B Shares	12,018	319,384
Saab AB, Class B	22,532	546,913
SKF AB, B Shares	16,078	353,238
SSAB AB, B Shares	111,791	649,522
Svenska Handelsbanken AB, A Shares	65,422	615,661
Swedbank AB, A Shares	15,575	324,292
Swedish Orphan Biovitrum AB(2)	11,531	310,063
Tele2 AB, B Shares(1)	32,584	318,667
Volvo AB, B Shares	11,353	305,565
		9,598,679
Switzerland — 4.2%
Alcon, Inc.	3,371	300,457
Belimo Holding AG	596	277,727
Flughafen Zurich AG	1,338	285,279
Logitech International SA	7,427	743,364
Novartis AG	35,424	3,666,311
Partners Group Holding AG	920	1,238,161
PSP Swiss Property AG	2,143	269,613
Roche Holding AG	10,255	2,618,273
Straumann Holding AG	3,900	510,555
Swiss Prime Site AG	2,852	264,155
Temenos AG	4,510	291,199
		10,465,094
Taiwan — 1.7%
Accton Technology Corp.	41,000	641,992
Asia Vital Components Co. Ltd.	10,000	237,366
Elite Material Co. Ltd.	22,000	278,830
Gigabyte Technology Co. Ltd.	31,000	306,410
Global Unichip Corp.	2,000	90,601
MediaTek, Inc.	26,000	995,646
Quanta Computer, Inc.	81,000	688,207
Taiwan Semiconductor Manufacturing Co. Ltd.	33,000	845,062
		4,084,114
United Kingdom — 11.5%
3i Group PLC	67,970	2,504,486
Aviva PLC	48,359	297,026
BAE Systems PLC	38,646	688,131
Barratt Developments PLC	46,264	299,997
Beazley PLC	37,561	332,121
BP PLC	46,846	293,044
British American Tobacco PLC	10,490	324,401
BT Group PLC(1)	206,642	345,967
Bunzl PLC	6,843	257,264
Burberry Group PLC	16,796	222,785
Centrica PLC	347,586	630,907
Coca-Cola HBC AG(2)	28,026	951,071
Compass Group PLC	42,474	1,192,509
ConvaTec Group PLC	92,422	294,652

CRH PLC	26,403	2,158,709
DCC PLC	3,841	280,505
Diploma PLC	6,835	358,288
Evraz PLC(2)(3)	199,959	25
Glencore PLC	64,843	399,672
GSK PLC	61,502	1,379,982
Hikma Pharmaceuticals PLC	24,271	600,066
Hiscox Ltd.	19,762	289,617
Howden Joinery Group PLC	52,894	616,893
IMI PLC	13,029	311,412
InterContinental Hotels Group PLC	11,645	1,182,535
J Sainsbury PLC	88,179	312,634
JD Sports Fashion PLC	183,069	300,888
Kingfisher PLC	94,699	320,595
Marks & Spencer Group PLC	94,562	365,835
Mondi PLC	15,320	305,408
NatWest Group PLC	136,207	550,998
Next PLC	5,261	630,110
Pearson PLC	22,467	273,160
RELX PLC	8,337	365,718
Rightmove PLC	39,520	271,302
Rio Tinto PLC	26,895	1,893,338
Rolls-Royce Holdings PLC(2)	60,668	354,354
Shell PLC	90,958	3,306,429
Smith & Nephew PLC	20,740	262,434
Taylor Wimpey PLC	160,378	303,629
Tesco PLC	77,417	307,957
Unilever PLC	5,580	305,578
Vodafone Group PLC	312,266	301,899
Whitbread PLC	6,533	247,744
Wise PLC, Class A(2)	27,785	291,966
WPP PLC	78,318	819,760
		28,303,801
United States — 1.1%
Autoliv, Inc.	8,399	1,071,461
Coupang, Inc.(2)	1,650	37,521
Flex Ltd.(2)	10,070	333,619
Janus Henderson Group PLC	8,770	293,795
Noble Corp. PLC	6,779	314,952
NXP Semiconductors NV	1,289	350,737
Waste Connections, Inc.	1,882	309,250
		2,711,335
TOTAL COMMON STOCKS (Cost $205,565,882)		242,842,336
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.(2) (Cost $—)	966	7
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,158,013	2,158,013
State Street Navigator Securities Lending Government Money Market Portfolio(4)	2,195,100	2,195,100
TOTAL SHORT-TERM INVESTMENTS (Cost $4,353,113)		4,353,113
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $209,918,995)		247,195,456
OTHER ASSETS AND LIABILITIES — (0.4)%		(885,943)
TOTAL NET ASSETS — 100.0%		$246,309,513

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	17.7%
Consumer Discretionary	15.5%
Financials	14.8%
Health Care	12.2%
Consumer Staples	8.3%
Materials	8.3%
Information Technology	7.1%
Communication Services	5.5%
Energy	5.3%
Utilities	3.1%
Real Estate	0.8%
Short-Term Investments	1.8%
Other Assets and Liabilities	(0.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,156,258. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Security may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,480,771, which includes securities collateral of $5,285,671.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$5,695,544	$14,949,855	—
China	2,380,443	3,522,848	—
Germany	276,172	11,271,677	—
Ireland	364,068	1,010,688	—
Israel	700,568	1,790,594	—
Italy	2,526,828	8,687,902	—
Netherlands	367,297	13,568,483	—
Singapore	338,987	2,970,050	—
Switzerland	300,457	10,164,637	—
United Kingdom	2,158,709	26,145,092	—
United States	2,711,335	—	—
Other Countries	—	130,940,102	—
Warrants	—	7	—
Short-Term Investments	4,353,113	—	—
	$22,173,521	$225,021,935	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.